CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 133,702	$ 5,932,373	$ (6,072,405)	$ (6,330)
Shares, Issued, Beginning Balance at Dec. 31, 2019	133,702,938
Net loss for year			(46,278)	(46,278)
Ending balance, value at Dec. 31, 2020	$ 133,702	5,932,373	(6,118,683)	(52,608)
Shares, Issued at Dec. 31, 2020	133,702,938
Net loss for year			(61,110)	(61,110)
Common stock issued for conversion of convertible note and accrued interest	$ 9,284	37,138		46,422
Common stock issued for conversion, shares	9,284,445
Beneficial conversion feature		45,000		45,000
Ending balance, value at Mar. 31, 2021	$ 142,986	6,014,511	(6,179,793)	(22,296)
Shares, Issued at Mar. 31, 2021	142,987,383
Beginning balance, value at Dec. 31, 2020	$ 133,702	5,932,373	(6,118,683)	(52,608)
Shares, Issued, Beginning Balance at Dec. 31, 2020	133,702,938
Net loss for year				(89,662)
Ending balance, value at Jun. 30, 2021	$ 143,036	6,015,011	(6,208,345)	(50,298)
Shares, Issued at Jun. 30, 2021	143,037,383
Beginning balance, value at Dec. 31, 2020	$ 133,702	5,932,373	(6,118,683)	(52,608)
Shares, Issued, Beginning Balance at Dec. 31, 2020	133,702,938
Net loss for year			(208,147)	(208,147)
Common stock issued for conversion of convertible note and accrued interest	$ 9,284	37,138		46,422
Common stock issued for conversion, shares	9,284,445
Beneficial conversion feature		45,000		45,000
Common Stock issued for services	$ 18,717	10,693		29,410
Common stock issued for services, shares	18,717,312
Forgiveness of shareholders loan		9,737		9,737
Ending balance, value at Dec. 31, 2021	$ 161,703	6,034,941	(6,326,830)	(130,186)
Shares, Issued at Dec. 31, 2021	161,704,695
Beginning balance, value at Mar. 31, 2021	$ 142,986	6,014,511	(6,179,793)	(22,296)
Shares, Issued, Beginning Balance at Mar. 31, 2021	142,987,383
Net loss for year			(28,552)	(28,552)
Common Stock issued for services	$ 50	500		550
Common stock issued for services, shares	50,000
Ending balance, value at Jun. 30, 2021	$ 143,036	6,015,011	(6,208,345)	(50,298)
Shares, Issued at Jun. 30, 2021	143,037,383
Beginning balance, value at Mar. 31, 2021	$ 142,986	6,014,511	(6,179,793)	(22,296)
Shares, Issued, Beginning Balance at Mar. 31, 2021	142,987,383
Common stock issued for services, shares	50,000
Ending balance, value at Dec. 31, 2021	$ 161,703	6,034,941	(6,326,830)	(130,186)
Shares, Issued at Dec. 31, 2021	161,704,695
Net loss for year			(16,729)	(16,729)
Ending balance, value at Mar. 31, 2022	$ 161,703	6,034,941	(6,343,559)	(146,915)
Shares, Issued at Mar. 31, 2022	161,704,695
Beginning balance, value at Dec. 31, 2021	$ 161,703	6,034,941	(6,326,830)	(130,186)
Shares, Issued, Beginning Balance at Dec. 31, 2021	161,704,695
Net loss for year				(28,069)
Ending balance, value at Jun. 30, 2022	$ 161,703	6,034,941	(6,354,899)	(158,255)
Shares, Issued at Jun. 30, 2022	161,704,695
Beginning balance, value at Mar. 31, 2022	$ 161,703	6,034,941	(6,343,559)	(146,915)
Shares, Issued, Beginning Balance at Mar. 31, 2022	161,704,695
Net loss for year			(11,340)	(11,340)
Ending balance, value at Jun. 30, 2022	$ 161,703	$ 6,034,941	$ (6,354,899)	$ (158,255)
Shares, Issued at Jun. 30, 2022	161,704,695